Pay vs Performance Disclosure - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (9,638,843)	$ (10,560,705)	$ (42,992,724)	$ (52,093,659)